JPMorgan Mid Cap Growth Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL MIDCAP GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	10.39%	10.93%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	13.98%	10.66%	11.18%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	14.25%	10.94%	11.46%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	14.44%	11.13%	11.67%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	14.56%	11.21%	11.74%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.85%	9.81%	10.39%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.97%	8.78%	9.42%